Note 6 - Business Combinations (Detail) - Purchase consideration - Acquisition of Letang: (USD $)	Jun. 30, 2010	Jun. 10, 2010	Mar. 16, 2010	Jan. 13, 2010
Cash consideration (Note (a))				$ 3,295,115	[1]
Contingent consideration in cash (Note (b))				3,514,836	[2]
Total fair value of purchase price consideration	$ 9,311,238	$ 13,168,568	$ 4,737,880	$ 6,809,951

[1]	The cash consideration was paid in January 2010.
[2]	The contingent consideration payable in cash is determined based on the achievement by Letang of certain net income targets in accordance with the sales and purchase agreement for the 15-month period ended March 31, 2011 and the following 12-month period ending March 31, 2012. The above contingent consideration amounts are derived from the Company's assessment of whether Letang will meet the certain contractually stipulated targets and the fair value is determined using the income approach through application of the discounted cash flow method. In June 2011, the Group paid RMB13.8 million ($2.1 million) as Letang met its contractually stipulated target for period January 1, 2010 to March 31, 2011. The remaining payable of RMB10.2 million ($1.6 million) was reversed in 2011, as the Group assessed that the stipulated target for period April 1, 2011 to March 31, 2012 will likely not be met.